Private Placement Warrants (Details) - Private Placement Warrants [Member] - Private Placement [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement Warrants (Details) [Line Items]
Number of warrants to purchase shares issued	8,000,000	8,000,000
Price per warrant	$ 1	$ 1
Aggregate purchase price	$ 8,000,000	$ 8,000,000
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.5	$ 11.5
Fair value of warrants	$ 9,000,000	$ 9,000,000